BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	$ (32,507)	$ (26,470)	$ 98
Reserve of exchange differences on translation (with Non-controlling interests)	(29,992)	(180,623)	12,114
Non-controlling interests [member]
Statement [Line Items]
Reserve of exchange differences on translation (with Non-controlling interests)	$ (30,971)	$ (184,876)	$ 11,873